Leases - Schedule of Supplemental Cash Flow Information Related to Operating Leases (Details) $ in Thousands	12 Months Ended
Nov. 30, 2020 USD ($)
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 22,954
Non-cash ROU assets obtained in exchange for lease liabilities (subsequent to initial adoption)	$ 25,172